CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	₽ 457,677	₽ 425,448	₽ 406,478
Sales of goods	76,726	69,478	64,127
Revenue	534,403	494,926	470,605
Cost of services	133,512	121,943	114,057
Cost of goods	72,244	63,482	58,872
Selling, general and administrative expenses	96,239	87,983	89,933
Depreciation and amortization	111,088	100,234	96,195
Operating share of the profit of associates and joint ventures	(5,565)	(5,048)	(4,583)
Impairment of non-current assets	(10)	2,023	(148)
Impairment of financial assets	13,010	11,912	7,723
Other operating income, net	(4,394)	(496)	(7,021)
Operating profit	118,279	112,893	115,577
Finance income	(2,518)	(3,437)	(4,352)
Finance costs	41,352	42,084	47,366
Non-operating share of the profit of associates and joint ventures	(181)	(273)	(3,496)
Other non-operating expenses/(income)	424	(3,064)	7,821
Profit before tax	79,202	77,583	68,238
Income tax expense	15,403	16,126	15,667
Profit for the year from continuing operations	63,799	61,457	52,571
Profit from discontinued operations	(470)	(616)	(2,528)
Profit for the year	64,269	62,073	55,099
Profit for the year attributable to:
Owners of the Company	63,473	61,412	54,241
Non-controlling interests	₽ 796	₽ 661	₽ 858
Earnings per share from continuing operations (basic), Russian Rubles:	₽ 37.21	₽ 34.53	₽ 29.04
Earnings per share from continued operations (diluted), Russian Rubles:	37.02	34.51	28.99
Earnings per share from discontinued operations (basic), Russian Rubles:	0.28	0.35	1.42
Earnings per share from discontinued operations (diluted), Russian Rubles:	₽ 0.28	₽ 0.35	₽ 1.42